Note 15 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total capital commitments	$ 0	$ 0
Contingent liabilities recognised as of acquisition date	$ 0	$ 0